Loans - Schedule of Allowances for Loan Losses by Portfolio Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 4,381	$ 5,085	$ 4,580
Provision for possible loan losses	389	643	840
Charge-offs	(348)	(1,422)	(428)
Recoveries	240	75	93
Net charge-offs	(108)	(1,347)	(335)
Ending balance	4,662	4,381	5,085
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,289	1,219	933
Provision for possible loan losses	285	1,047	451
Charge-offs	(109)	(1,005)	(190)
Recoveries	199	28	25
Net charge-offs	90	(977)	(165)
Ending balance	1,664	1,289	1,219
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,524	1,872	1,902
Provision for possible loan losses	(205)	23	78
Charge-offs	(61)	(379)	(108)
Recoveries	13	8
Net charge-offs	(48)	(371)	(108)
Ending balance	1,271	1,524	1,872
Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,039	1,205	1,096
Provision for possible loan losses	161	(164)	173
Charge-offs	(132)	(27)	(82)
Recoveries	18	25	18
Net charge-offs	(114)	(2)	(64)
Ending balance	1,086	1,039	1,205
Construction & Land Development [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	142	178	253
Provision for possible loan losses	(19)	(36)	(75)
Ending balance	123	142	178
Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	60	91	76
Provision for possible loan losses	62	(34)	13
Charge-offs	(46)	(11)	(48)
Recoveries	10	14	50
Net charge-offs	(36)	3	2
Ending balance	86	60	91
Unallocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	327	520	320
Provision for possible loan losses	105	(193)	200
Ending balance	$ 432	$ 327	$ 520